Offerings - Offering: 1	Jun. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	315,000
Proposed Maximum Offering Price per Unit	40.91
Maximum Aggregate Offering Price	$ 12,886,650.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,779.65
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, the Amount Registered includes an indeterminate number of additional shares which may be necessary to adjust the number of shares reserved for issuance pursuant to the FS Bancorp, Inc. 2026 Equity Incentive Plan as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of the registrant. The Proposed Maximum Offering Price Per Share is estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act of 1933 and is calculated on the basis of $40.91 per share, the average of the high and low sale prices per share of the registrant's common stock on the Nasdaq Capital Market on June 8, 2026, which date is within five business days prior to filing this Registration Statement.